Income taxes - Reconciliation of income tax recovery / (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net loss before income tax	$ (34,208)	$ (18,116)	$ (3,043)
Swiss Federal statutory tax rate	$ 2,908	$ 2,536	$ 426
Swiss Federal statutory income tax rate	8.50%	14.00%	14.00%
Change in loss carryforwards in relation to the debt remission		$ (52)	$ (514)
Changes in tax loss carryforwards		3,912	869
Changes in valuation allowances		(6,932)	(600)
Other		(11)	(309)
Effect of changes in tax laws or rates enacted in the current period	$ 0
Effect of cross-border tax laws	0
State income taxes, net of federal income tax effect	(1,798)
Changes in unrecognized tax benefits	0
Income tax (expense) / recovery	$ 162	$ (3,085)	$ (225)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Switzerland
Switzerland
Income taxes
State and local income taxes (Geneva), net of federal income tax effect	$ 0
Changes in tax loss carryforwards	2,311
Permanent Difference in relation to stock-based compensation	15
Changes in valuation allowances	(2,513)
Other	117
France
Income taxes
State and local income taxes (Geneva), net of federal income tax effect	(856)
Changes in tax loss carryforwards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryforwards	4,161
Permanent Difference in relation to stock-based compensation	2
Changes in valuation allowances	(8,005)
Amortization of deferred tax liabilities from acquisition	171
Other
Income taxes
Other	$ 13